Fees and Expenses - EASTERLY SNOW ALL CAP VALUE FUND	Oct. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund:
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, for transactions in Class I, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds. More information about these and other discounts is available from your financial professional and in the Choosing a Share Class section on page 11 of this Prospectus. In addition, Appendix A attached to this Prospectus contains information regarding financial intermediary-specific sales charge waivers and discounts.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases as a % of offering price	5.75%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends as a % of offering price	none	none	none
Maximum Contingent Deferred Sales Charge (Load) as a % of offering price	none(1)	1.00%	none
Redemption Fee	none	none	none

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service Rule 12b-1 Fees	0.25%	1.00%	none
Other Expenses(2)	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses	1.17%	1.92%	0.92%

(1)	A contingent deferred sales charge may apply in some cases. See “Choosing a Share Class - Class A Shares.”

(2)	“Other Expenses” are based on estimated amounts for the current fiscal year.

Expense Example [Heading]	Expense Example:
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs, would be: If the shares are redeemed at the end of each period:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,182	$1,914
Class C	$295	$603	$1,037	$2,243
Class I	$94	$293	$509	$1,131

Expense Example, No Redemption, By Year, Caption [Text]	If the shares are not redeemed:
Expense Example, No Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$687	$925	$1,182	$1,914
Class C	$195	$603	$1,037	$2,243
Class I	$94	$293	$509	$1,131

Portfolio Turnover [Heading]	Portfolio Turnover:
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended June 30, 2026, the portfolio turnover rate of the Fund was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Easterly Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000